UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
       Washington, D.C.  20549

			Form 13F

		     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Nadler Financial Group, Inc.
Address:	570 Lake Cook Road, Suite 120
		Deerfield, IL 60015


Form 13F File Number:  28-14666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Michael A. Nadler
Title: 	President, CCO
Phone:	(847) 940-4040

Signature, Place, and Date of Signing:

/s/ Michael A. Nadler 	Deerfield, Illinois	July 25, 2012
-----------------------	---------------------	-------------------------
[Signature]		[City, State]			[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

		   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	82


Form 13F Information Table Value Total:	$131,355
					---------
					(thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

					NADLER FINANCIAL GROUP, INC.
					FORM 13F INFORMATION TABLE
					QUARTER ENDED JUNE 30, 2012


				TITLE OF			VALUE		SHRS OR	SH/   PUT/	INV.	OTHER	VOTING
ISSUER				CLASS		CUSIP		(x$1000) 	PRN AMT	PRN   CALL	DISC.	MGR	AUTH.
----------------------------	--------	---------	--------	-------	---   ----	-----	-----	------

3M COMPANY			COM		88579Y101	 $341 	 	3,808 	SH		SOLE		NONE
A T & T INC NEW			COM		00206R102	 $811 		 22,743	SH		SOLE		NONE
ABBOTT LABORATORIES		COM		002824100	 $535 		 8,306 	SH		SOLE		NONE
AETNA INC NEW			COM		00817Y108	 $449 		 11,579	SH		SOLE		NONE
ALTRIA GROUP INC		COM		02209S103	 $267 		 7,725 	SH		SOLE		NONE
AMAZON COM INC			COM		023135106	 $480 		 2,104 	SH		SOLE		NONE
AMGEN INC			COM		031162100	 $204 		 2,795 	SH		SOLE		NONE
APPLE INC			COM		037833100	 $4,451 	 7,621 	SH		SOLE		NONE
BAXTER INTERNATIONAL INC	COM		071813109	 $248 	 	4,671 	SH		SOLE		NONE
BERKSHIRE HATHAWAY B NEW 	COM		084670207	 $631 	 	7,567 	SH		SOLE		NONE
CLASS B
BRISTOL-MYERS SQUIBB CO		COM		110122108	 $241 	 	6,695 	SH		SOLE		NONE
CATERPILLAR INC			COM		149123101	 $317 	 	3,737 	SH		SOLE		NONE
CHEVRON CORPORATION		COM		166764100	 $405 		 3,839 	SH		SOLE		NONE
CISCO SYS INC			COM		17275R102	 $215 	 	12,507 	SH		SOLE		NONE
CME GROUP INC CL A CLASS A	COM		12572Q105	 $340 		 1,270 	SH		SOLE		NONE
COCA COLA COMPANY		COM		191216100	 $542 		 6,927 	SH		SOLE		NONE
COMCAST CORP NEW		CL A		20030N101	 $207 		 6,481 	SH		SOLE		NONE
CONOCOPHILLIPS			COM		20825C104	 $250 	 	4,479 	SH		SOLE		NONE
COSTCO WHSL CORP NEW		COM		22160K105	 $205 		 2,157 	SH		SOLE		NONE
DEERE & CO			COM		244199105	 $229 		 2,838 	SH		SOLE		NONE
DELL INC			COM		247025109	 $136 		 10,910 SH		SOLE		NONE
DISNEY WALT CO			COM DISNEY	254687106	 $296 	 	6,106 	SH		SOLE		NONE
EXXON MOBIL CORPORATION		COM		30231G102	 $2,113 	 24,694 SH		SOLE		NONE
FASTENAL CO			COM		311900104	 $218		5,400	SH		SOLE		NONE
FORD MOTOR COMPANY NEW		COM PAR $0.01	345370860	 $172 	 	17,908 	SH		SOLE		NONE
GAP INC DEL			COM		364760108	 $217 	 	7,943 	SH		SOLE		NONE
GENERAL ELECTRIC COMPANY	COM		369604103	 $675 	 	32,396 	SH		SOLE		NONE
GOOGLE INC CLASS A		CL A		38259P508	 $494 	 	852 	SH		SOLE		NONE
INTEL CORP			COM		458140100	 $629 	 	23,621 	SH		SOLE		NONE
INTL BUSINESS MACHINES		COM		459200101	 $1,230 	 6,287 	SH		SOLE		NONE
ISHARES DJ SELECT DIV FD SELECT DJ SEL DIV INX	464287168	 $588 	 	10,458 	SH		SOLE		NONE
DIVIDEND INDEX FD
ISHARES FTSE NAREIT RES PLUS
CAPPED INDEX FUND		RESIDENT PLS CAP 464288562	 $602 	 	12,522 	SH		SOLE		NONE
ISHARES GOLD TRUST		ISHARES		464285105	 $219 	 	14,050 	SH		SOLE		NONE
ISHARES MSCI AUS IDX FD
AUSTRALIA INDEX FUND		MSCI AUSTRALIA	464286103	 $390 	 	17,840 	SH		SOLE		NONE
ISHARES MSCI BRAZIL INDX BRAZIL
FREE INDEX FUND			MSCI BRAZIL	464286400	 $272 	 	5,266 	SH		SOLE		NONE
ISHARES MSCI PAC EX JAPN
PACIFIC EX-JAPAN INDEX FUND	MSCI PAC J IDX	464286665	 $1,102 	 27,035 SH		SOLE		NONE
ISHARES RUSSELL 1000 VAL RUSSELL
1000 VALUE INDEX FUND		RUSSELL1000VAL	464287598	 $6,624 	 97,104 SH		SOLE		NONE
ISHARES RUSSELL MIDCAP VALUE
INDEX FUND			RUSSELL MCP VL	464287473	 $710 	 	15,330 	SH		SOLE		NONE
ISHARES TR			HIGH YLD CORP	464288513	 $212 	 	2,323 	SH		SOLE		NONE
ISHARES TR BARCLAYS BOND
BARCLAYS 1-3 YEAR CREDIT BOND
FUND				BARCLYS 1-3YR CR 464288646	 $521 	 	4,980 	SH		SOLE		NONE
ISHARES TR BARCLAYS BOND
BARCLAYS INTERMEDIATE CREDIT
BOND FUND			BARCLYS INTER CR 464288638	 $298 	 	2,726 	SH		SOLE		NONE
ISHARES TR BARCLAYS TIPS BOND
FUND				BARCLYS TIPS BD	464287176	 $577		4,818	SH		SOLE		NONE
ISHARES TR RUSSELL 1000 RUSSELL
1000 GROWTH INDEX FUND		RUSSELL1000GRW	464287614	 $15,057 	 238,137 SH		SOLE		NONE
ISHARES TR S&P LATN AMER S&P
LATIN AMERICA 40 IDX		S&P LTN AM 40	464287390	 $423 	 	10,202 	SH		SOLE		NONE
ISHARES TRUST S&P 500 S&P 500
INDEX				S&P 500 INDEX	464287200	 $515 	 	3,768 	SH		SOLE		NONE
JOHNSON & JOHNSON		COM		478160104	 $506 	 	7,495 	SH		SOLE		NONE
JP MORGAN EXCH TRADED NT
ALERIAN MLP			ALERIAN ML ETN	46625H365	 $335 	 	8,647 	SH		SOLE		NONE
JPMORGAN CHASE & CO		COM		46625H100	 $323 	 	9,028 	SH		SOLE		NONE
KRAFT FOODS INC			CL A		50075N104	 $256 	 	6,638 	SH		SOLE		NONE
LILLY ELI & CO			COM		532457108	 $231 	 	5,382 	SH		SOLE		NONE
MARKET VECTORS ETF BRAZIL SMALL
CAP				BRAZL SMCP ETF	57060U613	 $284 	 	7,755 	SH		SOLE		NONE
MC DONALDS CORP			COM		580135101	 $1,233 	 13,924 SH		SOLE		NONE
MCKESSON CORP			COM		58155Q103	 $295 	 	3,148 	SH		SOLE		NONE
MERCK & CO INC NEW		COM		58933Y105	 $386 		 9,251 	SH		SOLE		NONE
MICROSOFT CORP			COM		594918104	 $718 	 	23,469 	SH		SOLE		NONE
OPKO HEALTH INC			COM		68375N103	 $128 		 27,775 SH		SOLE		NONE
ORACLE CORPORATION		COM		68389X105	 $926 	 	31,191 	SH		SOLE		NONE
PEPSICO INCORPORATED		COM		713448108	 $370 	 	5,240 	SH		SOLE		NONE
PFIZER INCORPORATED		COM		717081103	 $778 	 	33,809 	SH		SOLE		NONE
PHILIP MORRIS INTL INC		COM		718172109	 $597 	 	6,840 	SH		SOLE		NONE
POWERSHARES S&P ETF 500 LOW
VOLATILITY PORTFOLIO		S&P500 LOW VOL	73937B779	 $1,415 	 51,320 SH		SOLE		NONE
POWERSHS DB MULTI SECTOR
POWERSHS DB PRECIOUS METALS FUND DB PREC MTLS	73936B200	 $1,209 	 22,235 SH		SOLE		NONE
POWERSHS QQQ TRUST SER 1	UNIT SER 1	73935A104	 $1,112 	 17,335 SH		SOLE		NONE
PROCTER & GAMBLE		COM		742718109	 $584 	 	9,539 	SH		SOLE		NONE
S P D R S&P 500 ETF TR EXPIRING
01/22/2118			TR UNIT		78462F103	 $14,303 	 105,088 SH		SOLE		NONE
SOUTHWEST AIRLINES CO		COM		844741108	 $188 	 	20,433 	SH		SOLE		NONE
SPDR BARCLAYS CAPITAL HIGH YIELD
BOND ETF			BRCLYS YLD ETF	78464A417	 $393 	 	9,950 	SH		SOLE		NONE
SPDR DOW JONES INDL AVG
INDUSTRIAL AVERAGE ETF		UT SER 1	78467X109	 $706 	 	5,500 	SH		SOLE		NONE
SPDR GOLD TRUST SPDR GOLD SHARES GOLD SHS	78463V107	 $24,145 	 155,584 SH		SOLE		NONE
SPDR S&P DIVIDEND ETF		S&P DIVID ETF	78464A763	 $2,094 	 37,623 SH		SOLE		NONE
SPROTT PHYSICAL GOLD TRUST	UNIT		85207H104	 $230 	 	16,680 	SH		SOLE		NONE
THE SOUTHERN COMPANY		COM		842587107	 $355 	 	7,671 	SH		SOLE		NONE
VANGUARD BOND INDEX FUND
INTERMEDIATE TERM BOND ETF	INTERMED TERM	921937819	 $345 	 	3,879 	SH		SOLE		NONE
VANGUARD BOND INDEX FUND SHORT
TERM BOND ETF			SHORT TRM BOND	921937827	 $3,294 	 40,604 SH		SOLE		NONE
VANGUARD DIV APPRCIATION	DIV APP ETF	921908844	 $9,387 	 165,585 SH		SOLE		NONE
VANGUARD ENERGY ETF		ENERGY ETF	92204A306	 $288 	 	2,958 	SH		SOLE		NONE
VANGUARD MSCI EMERGING MARKETS
ETF				MSCI EMR MKT ETF 922042858	 $8,187 	 205,024 SH		SOLE		NONE
VERIZON COMMUNICATIONS		COM		92343V104	 $735 	 	16,536 	SH		SOLE		NONE
WAL MART STORES INC		COM		931142103	 $273 	 	3,919 	SH		SOLE		NONE
WALGREEN COMPANY		COM		931422109	 $872 	 	29,466 	SH		SOLE		NONE
WISDOMTREE DIVIDEND EX
FINANCIALS FUND			DIV EX-FINL FD	97717W406	 $5,127 	 95,253 SH		SOLE		NONE
WISDOMTREE LARGECAP DIV
LARGECAP DIVIDEND		LARGECAP DIVID	97717W307	 $3,087 	 58,860 SH		SOLE		NONE


Total Fair Market Value (in thousands):				 $131,355
